Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$3

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$629	$615
Non-listed stocks - foreign	32	26
Limited partnership - domestic	307	500
Other investing agreements	37	70

	$1,005	$1,211

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$—

Disclosure of Detailed Information Outstanding Derivative Contracts Not Designated for Hedge Explanatory

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2024
Forward exchange contracts - buy	NT$/USD	January 2025	NT$46/USD1

Forward exchange contracts - buy	NT$/EUR	March 2025	NT$10/EUR0.3

December 31, 2025
Forward exchange contracts - buy	NT$/USD	January 2026	NT$30/USD1

Forward exchange contracts - buy	NT$/EUR	March 2026	NT$89/EUR2.5